Leases - Summary of Carrying Amount and Related Depreciation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 191	$ 195
Depreciation	54	51
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	24	20
Depreciation	14	8
Land, Buildings and Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	163	173
Depreciation	39	42
Furniture, Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	4	2
Depreciation	$ 1	$ 1